Inventory - Schedule of inventories (Details) - CAD ($) $ in Thousands	Jul. 31, 2021	Jul. 31, 2020
Classes Of Inventories [Line Items]
Dried cannabis	$ 106,041	$ 46,683
Purchased dried cannabis	1,754	1,956
Extracts	16,356	5,213
Purchased extracts	2,247	5,977
Hemp derived distillate		566
Packaging and supplies	8,929	4,538
Total inventory	135,327	64,933
Capitalized cost
Classes Of Inventories [Line Items]
Dried cannabis	81,784	29,702
Purchased dried cannabis	1,754	1,956
Extracts	11,945	4,828
Purchased extracts	2,247	5,977
Hemp derived distillate		566
Packaging and supplies	8,929	4,538
Total inventory	106,659	47,567
Biological asset fair value adjustment
Classes Of Inventories [Line Items]
Dried cannabis	24,257	16,981
Purchased dried cannabis	0	0
Extracts	4,411	385
Purchased extracts	0	0
Hemp derived distillate		0
Packaging and supplies	0	0
Total inventory	$ 28,668	$ 17,366